Term Deposits (Tables)	12 Months Ended
Mar. 31, 2024
Term Deposit [Abstract]
Schedule of Term Deposits

	As at March 31
Particulars	2023	2024
Term deposits	202,674	280,688
Total	202,674	280,688
Non-current	5,618	966
Current	197,056	279,722
Total	202,674	280,688